Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.40% Debentures, Series 2026 C
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99375
Maximum Aggregate Offering Price	$ 695,625,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 60,519.38
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities act of 1933. (2) This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in Consolidated Edison Company of New York, Inc.'s Registration Statement on Form S-3ASR (No. 333-281192).